Basis of Presentation and Significant Accounting Policies - Self-Insured Health Insurance Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Reserve for estimated claims incurred and unpaid	$ 0.5	$ 1.0